Organization (Details)	12 Months Ended
Dec. 31, 2012 acre
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of general partnership interest owned by the company in the Operating Partnership common units	99.99%
Acres of timberland owned	246,300
Land held in leasehold interests	42,500